Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001940499
Registrant Name	JPMorgan Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES